Shareholders’ Equity (Details)													12 Months Ended
	Mar. 05, 2026 USD ($) $ / shares shares	Jan. 15, 2026 USD ($) $ / shares shares	Oct. 15, 2025 shares	Oct. 13, 2025 USD ($) $ / shares shares	Sep. 03, 2025 USD ($) $ / shares shares	Jun. 26, 2025 shares	May 27, 2025 USD ($)	Apr. 28, 2025 USD ($) shares	Mar. 19, 2025 USD ($)	Feb. 13, 2025 USD ($) shares	Dec. 12, 2024 USD ($)	Nov. 08, 2022 USD ($)	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Sep. 08, 2023 $ / shares shares
Shareholders’ Equity [Line Items]
Ordinary shares to authorized (in Shares) | shares													500,000,000	500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares													$ 0.0001	$ 0.0001
Ordinary shares issued (in Shares) | shares													130,135,432	126,276,372
Total consideration							$ 25,716,146
Number of shares (in Shares) | shares													2,126,729
Convertible notes value										$ 33,025,000			$ 2,791,976	$ 25,063,061
Convertible notes shares (in Shares) | shares										217,724
Aggregate amount of payable												$ 20,000,000
Cash compensation								$ 50,000
Number of trading days								10 days					20 days
Derecognized of non-controlling interest											$ 44,134
Cash consideration									$ 1,200,000
Non-controlling interest									782,828
Additional paid-in capital									$ 148,013				$ (24,806,735)	(930,881)
Risk free rate, percentage													3.70%
Buy-back feature													$ 19,600,000
Fair value													326,766	269,119
Aggregate cash consideration													27,070,012		$ 564,546
Amount of non-controlling interest was adjusted													$ 23,000,000
Warrants outstanding (in Shares) | shares													16,500,000
Warrant shares (in Shares) | shares										1
Deemed dividend paid													$ 12,014
Warrant price (in Dollars per share) | $ / shares													$ 0.01
Prior written notice of redemption													30 days
Newly adjusted issue price (in Dollars per share) | $ / shares													$ 18
Number of trading days for determining the newly issued share price													20 days
Number of consecutive trading days for determining the newly issued share price													30 days
Gross proceeds percentage													60.00%
Redemption price per share (in Dollars per share) | $ / shares													$ 18
Public Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant shares (in Shares) | shares													11,500,000
Private Placement Warrants [Member]
Shareholders’ Equity [Line Items]
Warrant shares (in Shares) | shares													5,000,000
Public and Private Placement Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant price (in Dollars per share) | $ / shares													$ 11.5
Exercisable after the consummation of business combination													30 days
Warrants expire term													5 years
Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant price (in Dollars per share) | $ / shares													$ 9.2
Non-controlling interest in 2Game [Member]
Shareholders’ Equity [Line Items]
Risk free rate, percentage													50.00%
Buy-back feature													$ 326,766
Non-controlling interest in 4Divinity SG [Member]
Shareholders’ Equity [Line Items]
Number of shares (in Shares) | shares	5,200,000	5,200,000
Price of per share (in Dollars per share) | $ / shares	$ 2.5	$ 2.5		$ 2.5
Subscription price (in Dollars per share) | $ / shares	$ 2.75	$ 2.75		$ 2.75
Total gross proceeds	$ 23,000,000			$ 23,000,000
Equity interest	8.10%	8.10%		8.10%
Subscription proceeds													23,000,000
Mezzanine Equity [Member]
Shareholders’ Equity [Line Items]
Reclassified shares (in Shares) | shares										217,724
Number of shares (in Shares) | shares										1
Noncontrolling Interest [Member]
Shareholders’ Equity [Line Items]
Convertible notes value
Additional paid-in capital													(24,806,735)	(740,725)
Amount of non-controlling interest was adjusted													1,988,875
Additional Paid-in Capital [Member]
Shareholders’ Equity [Line Items]
Convertible notes value													2,791,711	25,062,327
Additional paid-in capital														$ (192,186)
Amount of non-controlling interest was adjusted													$ 21,011,125
Measurement Input, Risk Free Interest Rate [Member]
Shareholders’ Equity [Line Items]
Fair value of buy-back feature														4.11
Measurement Input, Price Volatility [Member]
Shareholders’ Equity [Line Items]
Fair value of buy-back feature													57	58
RFAC [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares													$ 9.2
Aggregate total ordinary shares (in Shares) | shares										6,276,394
2Game [Member]
Shareholders’ Equity [Line Items]
Equity interest percentage									10.00%
Marketing Services Agreement [Member]
Shareholders’ Equity [Line Items]
Number of shares (in Shares) | shares						41,853		100,000
Private Placement [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares) | shares					625,000
Subscription Agreement [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars per share) | $ / shares					$ 4
GCL Global [Member]
Shareholders’ Equity [Line Items]
Percentage of equity interest											100.00%
Conversion of Convertible Notes [Member]
Shareholders’ Equity [Line Items]
Aggregate principal amount													$ 1,278,999
Derivative liability, conversion feature													1,502,937
Accrued interest													$ 10,041
Ordinary shares issued for conversion of convertible notes (in Shares) | shares													2,645,024
Consultants [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued (in Shares) | shares										2,000,000
Ban Leong’s [Member]
Shareholders’ Equity [Line Items]
Aggregate cash consideration													$ 24,806,735
4Divinity SG [Member]
Shareholders’ Equity [Line Items]
Number of shares (in Shares) | shares				5,200,000
Amount of non-controlling interest was adjusted													$ 1,988,875
4Divinity SG [Member] | Non-controlling interest in 4Divinity SG [Member]
Shareholders’ Equity [Line Items]
Total gross proceeds		$ 23,000,000
Minimum [Member]
Shareholders’ Equity [Line Items]
Exchange ratio										1
Market value percentage													115.00%
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Shareholders’ Equity [Line Items]
Fair value of buy-back feature													3.5
Minimum [Member] | Measurement Input, Expected Term [Member]
Shareholders’ Equity [Line Items]
Fair value of buy-back feature													0.5
Minimum [Member] | GCL Global [Member]
Shareholders’ Equity [Line Items]
Ownership interest percentage									51.00%
Maximum [Member]
Shareholders’ Equity [Line Items]
Exchange ratio										4.0536
Market value percentage													180.00%
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Shareholders’ Equity [Line Items]
Fair value of buy-back feature													3.85
Maximum [Member] | Measurement Input, Expected Term [Member]
Shareholders’ Equity [Line Items]
Fair value of buy-back feature													1.5
Maximum [Member] | GCL Global [Member]
Shareholders’ Equity [Line Items]
Ownership interest percentage									61.00%
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Total consideration					$ 2,500,000
Additional ordinary shares (in Shares) | shares			547,183										1,059,628
Convertible notes shares (in Shares) | shares										7,338,887
Ordinary Shares [Member] | GCL Global [Member]
Shareholders’ Equity [Line Items]
Ordinary shares to authorized (in Shares) | shares																500,000,000
Ordinary shares par value (in Dollars per share) | $ / shares																$ 0.0001
Ordinary Shares [Member] | Conversion of Convertible Notes [Member]
Shareholders’ Equity [Line Items]
Number of shares (in Shares) | shares										2,201,665
Bonus Shares [Member]
Shareholders’ Equity [Line Items]
Number of shares (in Shares) | shares													2,201,665
Bonus Shares [Member] | Note Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Number of shares (in Shares) | shares													2,201,665